Revision of Previously Issued Financial Statements - Schedule of revised its the previously reported amounts (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Common Class A [Member] | Previously Reported [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Basic and diluted net income per share attributable to Ordinary Shares					$ 0.15
Basic and diluted net income per share attributable to Ordinary Shares					0.15
Common Class A [Member] | Revision of Prior Period, Adjustment [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Basic and diluted net income per share attributable to Ordinary Shares					0.04
Basic and diluted net income per share attributable to Ordinary Shares					0.04
Common Class A [Member] | Adjustment [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Basic and diluted net income per share attributable to Ordinary Shares					0.19
Basic and diluted net income per share attributable to Ordinary Shares					0.19
Common Class B [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Basic and diluted net income per share attributable to Ordinary Shares	$ 0	$ (0.01)	$ 0.08	$ 0.1	$ 0.19	$ 0.11
Basic and diluted net income per share attributable to Ordinary Shares	$ 0					$ 0.11
Common Class B [Member] | Previously Reported [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Weighted average number of Class B Ordinary Shares					8,057,695
Basic and diluted net income per share attributable to Ordinary Shares					$ 0.15
Basic and diluted net income per share attributable to Ordinary Shares					$ 0.15
Common Class B [Member] | Revision of Prior Period, Adjustment [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Weighted average number of Class B Ordinary Shares					(3)
Basic and diluted net income per share attributable to Ordinary Shares					$ 0.04
Basic and diluted net income per share attributable to Ordinary Shares					$ 0.04
Common Class B [Member] | Adjustment [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Weighted average number of Class B Ordinary Shares					8,057,692
Basic and diluted net income per share attributable to Ordinary Shares					$ 0.19
Basic and diluted net income per share attributable to Ordinary Shares					0.19
Class A Ordinary Shares Subject To Possible Redemption [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Net income (loss)	$ 0					$ 2,860,120
Basic and diluted net income per share attributable to Ordinary Shares	$ 0	$ (0.01)	$ 0.08	$ 0.1	$ 0.19	$ 0.11
Basic and diluted net income per share attributable to Ordinary Shares	$ 0					$ 0.11
Class A Ordinary Shares Subject To Possible Redemption [Member] | Previously Reported [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Net income (loss)					$ 5,038,453
Weighted average number of Class A Ordinary Shares subject to possible redemption					33,000,000
Class A Ordinary Shares Subject To Possible Redemption [Member] | Revision of Prior Period, Adjustment [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Net income (loss)					$ (319,357)
Weighted average number of Class A Ordinary Shares subject to possible redemption					(8,461,538)
Class A Ordinary Shares Subject To Possible Redemption [Member] | Adjustment [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Net income (loss)					$ 4,719,096
Weighted average number of Class A Ordinary Shares subject to possible redemption					24,538,562
Non Redeemable Class B Ordinary Shares [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Net income (loss)	$ (3,186)	$ (92,285)	$ 620,070	$ 852,422	$ 1,549,609	$ 869,274
Basic and diluted net income per share attributable to Ordinary Shares	$ 0	$ (0.01)	$ 0.08	$ 0.1	$ 0.19	$ 0.11
Basic and diluted net income per share attributable to Ordinary Shares	$ 0	$ (0.01)	$ 0.08	$ 0.1	$ 0.19	$ 0.11
Non Redeemable Class B Ordinary Shares [Member] | Previously Reported [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Net income (loss)					$ 1,230,252
Non Redeemable Class B Ordinary Shares [Member] | Revision of Prior Period, Adjustment [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Net income (loss)					319,357
Non Redeemable Class B Ordinary Shares [Member] | Adjustment [Member]
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Net income (loss)					$ 1,549,609